DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Deposits Prepayments And Other Receivables
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

NOTE 5 - DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

	Years ended December 31,
	2023	2024
	S$’000	S$’000

Deposits	7	32
Prepayments	124	1,286
Other receivables	1	53
	132	1,371

Prepayments are costs incurred directly related to the proposed Public Offering and will be charged against the proceeds received upon completion of the offering, should the offering be unsuccessful, these deferred costs will be charged to the statement of operations.